INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of income tax expenses

	December 31, 2021	December 31, 2020
	$..	$..

(Loss) income before tax	(6,859)	(3,160)
Combined statutory tax rates	27%	27%

Expected tax (recovery) expense	(1,852)	(853)
Non-deductible items	369	214
Share issuance costs	(1,198)	(134)
Other	94	(324)
Differences in foreign tax rates	(13)	2
Change in unrecognized deferred tax assets	3,064	1,171

Current income tax expense	464	76

Schedule of deferred tax asset

	December 31, 2021.	December 31, 2020.
	$..	$..
Deferred tax assets (liabilities):
Tax loss carry-forwards	7,480	5,285
Property and equipment	(5)	100
Intangible asset	(838)	(461)
Warranty provision	432	191
Financing costs	1,161	182
Deferred revenue	—	(10)
Other provisions	220	77

Deferred tax assets	8,450	5,364
Unrecognized deferred tax assets	(8,450)	(5,364)
Recognized net deferred tax assets	—	—

Schedule of non-capital loss carry forwards

$
2030	432
2031	706
2032	540
2033	1,929
2034	3,020
2035	3,005
2036	2,130
2037	1,166
2038	1,614
2039	1,556
2040	3,375
2041	8,228

Non Capital Losses	27,701